Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Schedule Of Non-controlling Interest

Non-controlling interests
RMB
Balance as of December 31, 2018	(51,022)
Net loss attributable to non-controlling interests	(30,399)

Acquisition of additional equity interests in subsidiaries	(16,400)
Dilution on non-controlling interests due to the Company’s contribution to its subsidiary	97,875
Capital contribution from non-controlling interests shareholders	107,950
Non-controlling interests arising from the acquisition of Shan Shan Outlets(Note 3)	314,537

Balance as of December 31, 2019	422,541

Net income attributable to non-controlling interests	12,399
Acquisition of additional equity interests in a subsidiary	(19,853)
Dividend distribution to non-controlling interests holders	(12,496)
Disposal of a subsidiary	(2,463)
Dilution on non-controlling interests due to the Company’s contribution to its subsidiary	(703)
Capital contribution from non-controlling interests shareholders (i)	141,983
Non-controlling interests arising from the acquisition of Ningbo Shanjing and Guiyang Shan Shan (Note 3)	346,647

Balance as of December 31, 2020	888,055

(i)
During year ended December 31, 2020, a total capital contribution of RMB 122,613 are received from the non-controlling shareholders of Chongqing Weiao Commercial Management Co., Ltd (“Chongqing Weiao”), Hengyang Shan Shan and Shenyang Shan Shan Outlets Shopping Mall Co., Ltd. (“Shenyang Shan Shan”).

Schedule of ownership interests in subsidiaries

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	2,128,787	4,016,832	5,906,957
Transfers from (to) the non-controlling interests:
Decrease in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(5,935)	(10,497)	(21,314)
Increase (decrease) in the Company’s additional paid-in capital in relation to contribution to its subsidiary	—	(97,875)	703
Capital contributions from non-controlling interests	—	—	43,148
Net transfers from (to) non-controlling interests	(5,935)	(108,372)	22,537

Changes from net income attributable to Vipshop Holdings Limited’s shareholders and transfers from (to) non-controlling interests	2,122,852	3,908,460	5,929,494